Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss)	$ (14,219,265)	$ 115,111	$ 1,009,171
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense	395,355	364,170	256,104
Loss from equity method investment	17,524
Impairment of goodwill	1,599,591
Inventory write-down	1,668,508
Bad debt provision		18,201
Deferred income tax liability	(591)	(8,581)	(127)
Loss on disposal of property, plant and equipment		1,783
Changes in operating assets and liabilities:
Accounts receivable	1,302,573	(971,831)	(609,099)
Accounts receivable - related party	(778,516)	(10,817)
Inventories, net	4,203,927	(2,658,359)	(3,316,762)
Due to related parties	18,142	5,920
Advances to suppliers	569,723	121,360	(610,215)
Prepayments and other current assets	(291,336)	18,197	(223,632)
Accounts payable	1,870,157	1,174,363	1,321,954
Accounts payable - related parties	19,848	32,440
Interest payable	119,712
Notes payable	1,204,910	(127,275)	284,510
Taxes payable	32,733	(115,219)	(85,139)
Advances from customers	(60,254)	(601,855)	513,456
Advances from customers - related party	(7,397)	7,241
Other current liabilities	160,914	(39,785)	(29,339)
Net cash used in operating activities	(2,173,742)	(2,674,936)	(1,489,118)
Cash flows from investing activities
Payments to acquire property, plant and equipment	(5,627,422)	(227,900)	(9,002)
Proceeds from disposal of property, plant and equipment		2,012
Payments to acquire land use rights	(854,221)	(103,596)
Acquisition of businesses, net of cash acquired	19,888
Loans to related parties	(132,147)	(533,242)	(2,543,946)
Repayments from related parties	235,049	15,443	3,400,799
Payments for long-term investments	(235,605)
Net cash provided by (used in) investing activities	(6,594,458)	(847,283)	847,851
Cash flows from financing activities
Proceeds from issuance of common shares		5,542,047	3,759,423
Collection of stock subscription receivable	100,000	827,730
Capital distribution in connection with acquisition of a subsidiary			(2,880,000)
Proceeds from related parties	5,306	1,073,961	3,503,190
Repayments to related parties	(385,420)	(1,767,391)	(3,310,849)
Proceeds from short term loans	8,400,090	2,077,219	1,806,411
Repayments of short term loans	(1,508,056)	(2,494,793)	(1,806,411)
Proceeds from short term loans - related parties	1,176,690
Repayments of short term loans - related party	(60,490)
Net cash provided by financing activities	7,728,120	5,258,773	1,071,764
Effect of exchange rate changes on cash, cash equivalents and restricted cash	96,808	55,000	(84,892)
Net change in cash, cash equivalents and restricted cash	(943,272)	1,791,554	345,605
Cash, cash equivalents and restricted cash, beginning of the year	3,643,777	1,852,223	1,506,618
Cash, cash equivalents and restricted cash, end of the year	2,700,505	3,643,777	1,852,223
Supplemental cash flow information
Interest paid	113,389	82,234	102,274
Income taxes paid		59,927	102,036
Non-cash investing and financial activities
Operating expenses paid by related parties	157,094	85,837	68,679
Property, plant and equipment transferred from construction in progress			34,721
Liabilities assumed in connection with purchase of property, plant and equipment	38,636	133,229	295,280
Liabilities assumed in connection with acquisition of a subsidiary			91,826
Accounts payable settled with loans to related parties			490,388
Receivables from related parties settled with payables to related parties	114,707	169,906	92,402
Shares issuance in connection with acquisition of subsidiaries	$ 1,053,020